OPPENHEIMER TOTAL RETURN FUND, INC.
                   Supplement dated October 16, 2000 to the
                         Prospectus dated April 28, 2000

The Prospectus is changed as follows:

1. The third paragraph of the section entitled "How the Fund is Managed" on page 14 is revised as follows:

Portfolio Managers. The portfolio managers of the Fund are Bruce Bartlett and Christopher Leavy. They are the persons primarily responsible for selecting the securities for the Fund's portfolio. Mr. Bartlett is also a portfolio manager and officer of other Oppenheimer funds. Mr. Bartlett, who is a Senior Vice President of the Manager, has been a Vice President and portfolio manager of the Fund since 1995. Mr. Leavy, who is a Senior Vice President of the Manager, has been a Vice President and portfolio manager of the Fund since October 3, 2000. Prior to joining the Manager in April 1995, Mr. Bartlett was a Vice President and Senior Portfolio Manager of First of America Investment Corp. Prior to joining the Manager in September 2000, Mr. Leavy was a portfolio manager at Morgan Stanley Dean Witter Investment Management. Prior to joining Morgan Stanley Dean Witter in 1997, Mr. Leavy was an analyst and portfolio manager for Crestar Asset Management commencing in 1995.


October 16, 2000                                            PS0420.016


                       OPPENHEIMER TOTAL RETURN FUND, INC.
                   Supplement dated October 16, 2000 to the
           Statement of Additional Information dated April 28, 2000

The Statement of Additional Information is revised as follows:

The information regarding John P. Doney on page 28 is replaced with the following information:

Chris Leavy, Vice President and Portfolio Manager, Age: 29.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since September 2000) of the Manager; prior to joining the Manager in September 2000, he was a portfolio manager of Morgan Stanley Dean Witter Investment Management. Prior to joining Morgan Stanley Dean Witter in 1997, he was an analyst and portfolio manager of Crestar Asset Management commencing in 1995.





October 16, 2000                                                    PX0420.008